Share capital and reserves	6 Months Ended
Jun. 30, 2024
Share capital and reserves
Share capital and reserves

9Share capital and reserves

Allotted, called up and fully paid shares

	June 30,		December 31,
	2024		2023
	No.	£	No.	£
Ordinary of $0.0001 each	223,249,244	16,854	221,249,244	16,681
	223,249,244	16,854	221,249,244	16,681

Ordinary shares have full voting rights, full dividend rights. The Company is authorized to issue 500,000,000 ordinary shares. During the period 2,000,000 ordinary shares were issued as shown below:

	Shares Issued	Proceeds Received	Premium arising
	No.	£ 000	£ 000
SF Investment (March 13, 2024)	2,000,000	15,629	15,629

Effective May 22, 2024, the Company entered into an agreement with Rolls-Royce to terminate the contract with Rolls-Royce to design an Electric Propulsion Unit (EPU). The agreement provides for the transfer from Rolls-Royce to the Company of Vertical’s ordinary shares, which Rolls-Royce acquired from the Company in a private placement transaction in 2021. A treasury share reserve of £803 thousand reflecting 1,400,000 shares has been recognised as a result.

Nature and purpose of other reserves

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Share based payment reserve	26,292	21,140
Foreign currency translation reserve	2,646	1,484
Warrant reserve	13,475	9,292
Merger reserve	54,841	54,841
	97,254	86,757

9Share capital and reserves (continued)

The share-based payments reserve is used to recognize the grant date fair value of options issued to employees but not exercised. The translation reserve arises as a result of the retranslation of overseas subsidiaries and the Company’s USD denominated balances in consolidated financial statements. The warrant reserve is used to recognize the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (‘fixed-for-fixed condition’). In accordance with the SF Investment Agreement, 50 million warrants were issued on March 13, 2024 resulting in £3,907 thousand being recognised within the warrant reserve. The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.